Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Share premium	Other capital reserves	Treasury shares	Retained Earnings	Currency translation reserve	Remeasurement of defined pension benefit obligation	Total
Beginning balance at Dec. 31, 2018	€ 54	€ 89,660						€ 35,522
Share capital increase and capital contributions								25
Ending balance at Jan. 01, 2019								35,522
Beginning balance at Dec. 31, 2018	54	89,660						35,522
Net loss for the period								(63,479)
Other comprehensive income and expenses						€ 3	€ (114)	(111)
Total comprehensive income (loss)						3	(114)	(63,590)
Convertible loans			€ 3,981					3,981
Share capital increase and capital contributions	0							25
Ending balance at Dec. 31, 2019	54	89,660	3,981		€ (117,671)	3	(114)	(24,088)
Net loss for the period					(43,457)			(43,457)
Other comprehensive income and expenses						29	(13)	16
Total comprehensive income (loss)					(43,457)	29	(13)	(43,441)
Share-based payments	8	96,802						96,810
Convertible loans	7	68,116	34,084					102,207
Ending balance at Jun. 30, 2020	69	254,578	38,065		(161,128)	32	(127)	131,489
Beginning balance at Dec. 31, 2019	54	89,660	3,981		(117,671)	3	(114)	(24,088)
Net loss for the period								(188,427)
Other comprehensive income and expenses						36	(44)	(8)
Total comprehensive income (loss)						36	(44)	(188,435)
Share-based payments			71,990					71,990
Convertible loans	7	68,116	34,084					102,207
Share buy-back		(763)		€ 0				(763)
Share capital increase and capital contributions	8	96,802						96,810
Ending balance at Dec. 31, 2020	69	253,815	110,055	0	(306,098)	39	(158)	57,722
Net loss for the period					(110,477)			(110,477)
Other comprehensive income and expenses						22	(22)
Total comprehensive income (loss)					(110,477)	22	(22)	(110,477)
Share-based payments			17,925					17,925
Convertible loans	7	130,271	(34,084)					96,194
Share capital increase and capital contributions								42
Ending balance at Jun. 30, 2021	€ 76	€ 384,086	€ 93,896	€ 0	€ (416,575)	€ 59	€ (178)	€ 61,364